Other receivables and assets	12 Months Ended
Dec. 31, 2020
Other receivables and assets
Other receivables and assets
17	Other receivables and assets

Other receivables and assets comprised the following:

	As at 31 December
	2020	2019

Prepayments for inventories	1,222,785	758,834
Prepaid income tax	133,090	139,617
Others	335,189	266,252

Subtotal of prepayments	1,691,064	1,164,703

Less: Loss allowance	2,638	2,638

Total prepayments, net	1,688,426	1,162,065

Dividends receivable	50,000	—
Receivables from sales of fuel	249,852	99,649
Others (Note i)	2,222,593	2,077,156
Subtotal of other receivables	2,522,445	2,176,805

Less: Loss allowance	187,675	52,531

Total other receivables, net	2,334,770	2,124,274

Profit compensation from Huaneng Group	—	457,727
VAT recoverable	2,428,315	1,773,396
Finance lease receivables (Note 41)	478,666	483,691
Designated loan to joint ventures	304,306	80,000
Others	138,209	136,610

Subtotal other assets	3,349,496	2,931,424

Less: Loss allowance	64,615	—

Total other assets, net	3,284,881	2,931,424

Gross total	7,563,005	6,272,932

Net total	7,308,077	6,217,763

Please refer to Note 35 for details of other receivables and assets due from the related parties. The Group does not hold any collateral or other credit enhancements over its other receivables. The other receivables are non-interest-bearing.

17	Other receivables and assets (continued)

The gross amounts of other receivables are denominated in the following currencies:

	As at 31 December
	2020	2019

RMB	1,945,945	1,943,568
S$(RMB equivalent)	102,484	86,422
US$(RMB equivalent)	16,585	11,898
PKR (RMB equivalent)	457,431	134,917

Total	2,522,445	2,176,805

Movements of loss allowance during the years are analyzed as follows:

	2020	2019

Beginning of the year	(55,169)	(43,169)
Provision	(148,976)	(25,578)
Reversal	18	2,300
Write-off	3,559	11,278
Others	(62,772)	—
Currency translation differences	8,412	—

End of the year	(254,928)	(55,169)

Note i:

Included in others, there were advances amounting to RMB222 million as at 31 December 2020 (31 December 2019: RMB232 million) which were due from Huangtai #8 Power Plant with indefinite repayment terms. For the year ended 31 December 2020, Huangtai Power, a subsidiary of the Company, received total repayments amounting to RMB10 million (for the year ended 31 December 2019: RMB41 million).

According to the property right transfer agreement signed in December 2008 between Shandong Power and Shandong Luneng Development Group (“Shandong Luneng”) and the corresponding approval from the State-owned Assets Supervision and Administration Commission of the State Council in February 2009 (“State-owned Assets Right [2009] No.70”), Shandong Power acquired 30% of property right of Huangtai #8 Power Plant from Shandong Luneng at a cash consideration of RMB110 million. Huangtai #8 Power Plant is not a legal entity under PRC Company Law, though it has separate accounting books, and therefore the Group recognized the 30% property right as other non-current assets. Huangtai Power is in charge of daily operations of Huangtai #8 Power Plant on behalf of two property owners.